Concentration and Risks - Additional Information (Detail) - Revenue Benchmark [Member]	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Customer concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk number of customers	0	0
Concentration risk percentage	10.00%	10.00%
Instructor concentration risk [Member] | Learning services and products [Member]
Concentration Risk [Line Items]
Concentration risk number of instructors	2	1
Concentration risk percentage	10.00%	10.00%